INCOME TAXES - Schedule of Components of Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Current income tax expense	$ 164	$ 299	$ 172
Deferred income tax expense (benefit)	32	(218)	20
Income tax expense	$ 196	$ 81	$ 192